Segmented information (Tables)	12 Months Ended
Mar. 25, 2017
Segment Reporting [Abstract]
Schedule of Information Relating to Segments

Certain information relating to the Company’s segments for the years ended March 25, 2017, March 26, 2016, and March 28, 2015, respectively, is set forth below:

	Retail			Other			Total
	2017	2016	2015	2017	2016	2015	2017	2016	2015
	(In thousands)
Sales to external customers	$283,807	$281,940	$293,146	$3,114	$3,886	$8,491	$286,921	$285,826	$301,637
Inter-segment sales	—	—	—	13,586	14,002	15,891	13,586	14,002	15,891
Unadjusted Gross profit	108,487	110,023	118,128	1,062	2,691	5,390	109,549	112,714	123,518

Schedule of Reconciliations of Segments Gross Profits and Certain Unallocated Costs to Consolidated Gross Profits

The following sets forth reconciliations of the segments’ gross profits and certain unallocated costs to the Company’s consolidated gross profits for the years ended March 25, 2017, March 26, 2016, and March 28, 2015:

	Fiscal Year Ended
	March 25, 2017	March 26, 2016	March 28, 2015
	(In thousands)

Unadjusted gross profit	$109,549	$112,714	$123,518
Inventory provisions	(1,250)	(2,084)	(3,151)
Other unallocated costs	(177)	(1,630)	(2,551)
Adjustment of intercompany profit	312	387	(11)

Gross profit	$108,434	$109,387	$117,805

Schedule of Sales to External Customers and Long-Lived Assets by Geographical Area

Sales to external customers and long-lived assets by geographical areas were as follows:

	Fiscal Year Ended
	March 25, 2017	March 26, 2016	March 28, 2015
	(In thousands)

Geographic Areas
Net sales:
Canada	$116,436	$128,651	$143,384
United States	170,485	157,175	158,253

	$286,921	$285,826	$301,637

Long-lived assets:
Canada	$13,921	$18,610	$17,072
United States	9,259	11,302	11,957

	$23,180	$29,912	$29,029

Classes of Similar Products
Net sales:
Jewelry and other	$122,405	$127,220	$141,781
Timepieces	164,516	158,606	159,856

	$286,921	$285,826	$301,637